Nature of Operations and Going Concern (Details) $ in Thousands		12 Months Ended
	Feb. 03, 2022 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2021 USD ($)
Nature of Operations and Going Concern [Abstract]
purchase of issued shares percentage	100.00%
Purchase of outstanding shares percentage	100.00%
Consideration amount	$ 1,000			$ 1,000
Loan receivable	$ 5,315,000
Interest beskauga property percentage		100.00%	100.00%
Issuance of common stock value		$ 7,170,000	$ 5,230
Cash received		$ 400,000		$ 1,500,000	$ 300,000